Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Apr. 04, 2022	Mar. 31, 2022	Feb. 28, 2022	Feb. 16, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 27, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 03, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Apr. 02, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Apr. 12, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Feb. 22, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000234159
Account Value [Line Items]
Line Graph and Table Measure Name	HYBL
Account Value	$ 11,102	$ 11,017	$ 10,905	$ 10,926	$ 10,764	$ 10,716	$ 10,682	$ 10,398	$ 10,091	$ 10,159	$ 10,209	$ 10,128	$ 10,022	$ 9,844	$ 9,935	$ 9,846	$ 9,709	$ 9,803	$ 9,551	$ 9,570	$ 9,388	$ 9,185	$ 9,563	$ 9,665	$ 9,259	$ 9,674	$ 9,769		$ 9,982	$ 10,028	$ 10,000
C000101921
Account Value [Line Items]
Line Graph and Table Measure Name	SRLN
Account Value	$ 14,026	14,018	13,875	13,823	13,700	13,570	13,561	13,323	13,133	13,146	13,103	12,962	12,848	12,524	12,571	12,459	12,491	12,510	12,156	12,186	12,075	11,874	12,388	12,245	11,937	12,298	12,660		12,744	12,735		$ 12,814	$ 12,833	$ 12,655	$ 12,772	$ 12,756		$ 12,693	$ 12,609	$ 12,689	$ 12,610	$ 12,496	$ 12,408	$ 12,420		$ 12,353	$ 12,287	$ 12,062	$ 11,783	$ 11,851	$ 11,827	$ 11,614	$ 11,329	$ 11,218	$ 10,815	$ 10,331	$ 11,685	$ 11,905	$ 11,921	$ 11,739	$ 11,612	$ 11,661	$ 11,522	$ 11,582	$ 11,471	$ 11,405	$ 11,518		$ 11,272	$ 11,346	$ 11,104	$ 10,833	$ 11,157	$ 11,243	$ 11,282	$ 11,213	$ 11,160	$ 11,060	$ 11,078	$ 11,080	$ 11,041	$ 11,007	$ 11,011	$ 10,910	$ 10,877	$ 10,875	$ 10,816	$ 10,772	$ 10,779	$ 10,708	$ 10,708	$ 10,665	$ 10,626	$ 10,606	$ 10,556	$ 10,547	$ 10,427	$ 10,411	$ 10,367	$ 10,307	$ 10,260	$ 10,133	$ 10,167	$ 10,097		$ 9,994	$ 9,799	$ 9,819	$ 9,853	$ 9,938	$ 10,061	$ 10,044	$ 10,121	$ 10,238	$ 10,239	$ 10,258	$ 10,256	$ 10,171	$ 10,133		$ 9,937	$ 9,957	$ 10,019	$ 9,975	$ 9,911	$ 9,998	$ 9,979	$ 10,000
C000164161
Account Value [Line Items]
Line Graph and Table Measure Name	EMTL
Account Value	$ 12,593	12,511	12,302	12,401	12,322	12,287	12,221	11,810	11,312	11,489	11,668	11,739	11,587	11,502	11,538	11,433	11,296	11,620	11,151	11,123	10,398	10,514	11,311	11,470	11,154	11,657	11,617		12,220	12,282		12,612	13,013	12,919	12,950	12,960		13,170	13,057	13,046	12,898	12,839	12,762	12,843		12,909	12,944	12,725	12,530	12,479	12,484	12,372	12,186	11,964	11,408	11,174	12,726	12,717	12,508	12,312	12,337	12,225	12,202	12,311	12,212	11,908	11,804		11,741	11,557	11,493	11,175	11,104	11,209	11,242	11,143	11,268	11,108	11,167	11,191	11,259	11,238	11,361	11,423	11,425	11,452	11,400	11,429	11,204	11,131	11,132	11,005	10,845	10,864	10,742	10,631	10,575	10,739	10,691	10,681	10,586	10,267	10,082	10,064	$ 10,000
C000164160
Account Value [Line Items]
Line Graph and Table Measure Name	STOT
Account Value	$ 11,640	11,584	11,494	11,525	11,466	11,454	11,395	11,259	11,167	11,106	11,106	11,058	10,988	10,937	10,927	10,870	10,799	10,857	10,711	10,646	10,511	10,565	10,674	10,687	10,644	10,706	10,737		10,835	10,939		11,014	11,132	11,115	11,114	11,146		11,168	11,178	11,152	11,129	11,116	11,089	11,115		11,155	11,113	11,099	11,060	11,038	11,041	11,020	10,956	10,905	10,771	10,644	10,983	10,903	10,832	10,838	10,824	10,788	10,781	10,737	10,718	10,658	10,567		10,554	10,482	10,449	10,380	10,319	10,290	10,311	10,327	10,290	10,276	10,273	10,230	10,247	10,234	10,236	10,283	10,271	10,283	10,304	10,307	10,272	10,191	10,273	10,190	10,176	10,158	10,126	10,110	10,101	10,194	10,190	10,173	10,140	10,131	10,012	10,026	10,000
C000144728
Account Value [Line Items]
Line Graph and Table Measure Name	TOTL
Account Value	$ 11,041	10,915	10,743	10,987	10,866	10,961	10,954	10,538	10,110	10,332	10,584	10,689	10,712	10,681	10,772	10,714	10,513	10,710	10,372	10,372	10,091	10,223	10,665	10,837	10,618	10,818	10,835		11,167	11,453		11,559	11,750	11,783	11,759	11,823		11,856	11,836	11,772	11,734	11,734	11,645	11,743		11,852	11,855	11,828	11,742	11,753	11,776	11,824	11,715	11,648	11,508	11,274	11,715	11,597	11,444	11,374	11,387	11,390	11,433	11,235	11,261	11,132	11,008		10,979	10,835	10,812	10,674	10,583	10,511	10,539	10,570	10,524	10,532	10,512	10,456	10,532	10,460	10,518	10,621	10,602	10,641	10,657	10,687	10,618	10,566	10,581	10,522	10,413	10,407	10,334	10,255	10,285	10,479	10,523	10,496	10,465	10,379	10,254	10,230		10,187	10,108	10,078	9,987	10,027	10,071	10,062	10,019	10,047	9,974	10,048	10,041	10,012	9,986	$ 10,000
C000229692
Account Value [Line Items]
Line Graph and Table Measure Name	OBND
Account Value	$ 9,855	9,797	9,661	9,794	9,687	9,748	9,746	9,405	9,036	9,134	9,251	9,272	9,195	9,117	9,203	9,165	8,994	9,243	8,903	8,967	8,634	8,631	9,034	9,258	8,881	9,247	9,308		9,601	9,735		9,864	10,027	9,948	10,005	10,018	$ 10,000
C000231369
Account Value [Line Items]
Line Graph and Table Measure Name	MBNE
Account Value	$ 10,541	10,393	10,391	10,505	10,485	10,480	10,509	10,223	9,709	9,815	10,034	10,152	10,126	10,034	10,121	10,134	9,951	10,154	9,924	9,882	9,535	9,624	9,942	10,130	9,893	9,991	9,850	$ 10,000
C000225200
Account Value [Line Items]
Line Graph and Table Measure Name	MBND
Account Value	$ 9,805	9,669	9,669	9,767	9,746	9,715	9,718	9,475	8,996	9,113	9,301	9,391	9,368	9,290	9,368	9,378	9,232	9,412	9,202	9,189	8,847	8,884	9,213	9,407	9,185	9,279	9,179		9,412	9,714		9,757	10,069	10,066	9,988	10,024		10,129	10,161	10,076	10,056	10,019	9,910	9,863	$ 10,000
C000173571
Account Value [Line Items]
Line Graph and Table Measure Name	FISR
Account Value	$ 9,742	9,652	9,496	9,737	9,656	9,815	9,838	9,483	9,081	9,217	9,472	9,547	9,562	9,598	9,715	9,664	9,398	9,690	9,347	9,459	9,112	9,233	9,678	9,995	9,777	9,898	9,894		10,346	10,661		10,795	11,085	11,123	11,098	11,058		11,181	11,220	11,076	10,937	10,914	10,824	10,959		11,145	11,279	11,254	11,063	11,111	11,137	11,221	11,042	10,989	10,897	10,691	10,859	10,762	10,656	10,620	10,622	10,601	10,618	10,405	10,393	10,166	10,045	$ 10,000
C000101919
Account Value [Line Items]
Line Graph and Table Measure Name	GAL
Account Value	$ 16,729	16,630	16,110	16,523	16,118	15,725	15,821	15,143	14,230	14,529	15,073	15,442	15,049	14,485	14,752	14,563	14,244	14,751	13,934	14,278	13,359	12,871	13,868	14,340	13,793	14,692	14,571		15,407	15,348		15,577	16,088	15,669	15,982	15,477		15,948	15,711	15,599	15,482	15,218	14,779	14,541		14,269	14,333	13,776	12,774	12,943	13,190	12,769	12,245	11,956	11,564	10,752	12,290	12,994	13,126	12,829	12,719	12,495	12,375	12,357	12,353	11,821	12,255		12,045	11,895	11,721	11,021	11,601	11,451	12,139	12,120	12,054	11,850	11,914	11,864	11,856	11,957	12,383	11,887	11,720	11,540	11,361	11,199	11,148	10,918	10,852	10,671	10,521	10,431	10,210	10,027	9,909	9,951	10,210	10,167	10,251	10,005	9,881	9,848		9,815	9,411	9,471	9,738	9,934	9,937	9,491	9,713	10,211	10,075	10,329	10,283	10,251	10,311		10,023	9,966	10,043	9,952	9,756	10,082	9,876	10,000
C000101917
Account Value [Line Items]
Line Graph and Table Measure Name	INKM
Account Value	$ 13,958	13,955	13,622	14,002	13,715	13,704	13,822	13,136	12,301	12,657	13,136	13,414	13,154	12,779	13,102	12,991	12,875	13,319	12,527	12,771	12,062	11,784	12,759	13,120	12,676	13,382	13,252		13,908	13,866		14,109	14,324	14,006	14,256	14,030		14,287	14,160	14,150	14,082	13,898	13,591	13,367		13,157	13,198	12,826	11,886	11,938	12,100	11,989	11,607	11,352	11,118	10,400	12,362	12,831	12,812	12,586	12,524	12,441	12,217	12,195	12,160	11,742	11,911		11,805	11,632	11,543	10,937	11,218	11,095	11,395	11,487	11,469	11,264	11,282	11,287	11,356	11,295	11,717	11,570	11,417	11,255	11,192	11,155	11,084	10,906	10,857	10,677	10,555	10,507	10,300	10,154	10,016	10,141	10,394	10,406	10,448	10,213	9,961	9,928		9,844	9,407	9,378	9,539	9,713	9,776	9,406	9,545	9,959	9,837	10,126	10,158	10,180	10,262		10,169	9,995	10,089	9,996	9,737	10,101	9,853	10,000
C000101916
Account Value [Line Items]
Line Graph and Table Measure Name	RLY
Account Value	$ 12,959	13,284	12,891	12,919	12,260	12,260	12,583	12,324	11,881	12,202	12,359	12,673	12,047	11,596	12,389	12,333	12,246	12,820	12,259	12,619	11,927	11,133	12,153	12,320	11,954	13,240	12,801		13,008	12,169		11,704	11,390	10,828	11,381	10,861		10,854	10,899	10,808	10,823	10,447	9,996	9,826		9,280	9,246	8,798	7,964	8,112	8,387	8,163	7,882	7,735	7,452	7,014	8,383	8,972	9,324	9,016	9,008	8,911	8,775	8,942	9,040	8,600	8,963		8,937	8,830	8,726	7,929	8,460	8,727	9,277	9,144	9,283	9,271	9,361	9,233	8,988	8,923	9,361	9,113	8,803	8,722	8,616	8,504	8,463	8,188	8,232	8,243	8,306	8,386	8,393	8,267	8,105	8,072	8,260	8,146	8,216	8,146	7,895	8,011		7,718	7,268	7,159	7,378	7,621	7,819	7,487	7,797	8,126	8,504	8,713	8,866	8,566	8,879		8,641	8,700	8,965	9,195	9,217	9,877	9,799	10,000
C000119098
Account Value [Line Items]
Line Graph and Table Measure Name	ULST
Account Value	$ 12,038	11,985	11,918	11,894	11,836	11,824	11,761	11,673	11,574	11,537	11,505	11,449	11,399	11,363	11,327	11,283	11,224	11,200	11,136	11,078	11,020	11,005	10,996	10,973	10,931	10,966	10,965		10,970	10,996		11,019	11,037	11,040	11,049	11,060		11,053	11,052	11,052	11,045	11,042	11,031	11,035		11,035	11,012	11,006	10,995	10,979	10,976	10,945	10,920	10,821	10,705	10,530	10,896	10,884	10,851	10,826	10,807	10,778	10,757	10,727	10,704	10,678	10,646		10,617	10,583	10,553	10,513	10,507	10,498	10,477	10,462	10,445	10,417	10,402	10,372	10,348	10,342	10,335	10,310	10,311	10,301	10,290	10,278	10,266	10,257	10,243	10,230	10,226	10,213	10,199	10,181	10,171	10,165	10,155	10,142	10,123	10,091	10,090	10,063		10,050	10,021	10,029	10,021	10,019	10,031	10,030	10,030	10,027	10,029	10,033	10,031	10,023	10,017		10,017	10,005	10,019	10,016	10,018	10,016	10,016	10,000
C000170017
Account Value [Line Items]
Line Graph and Table Measure Name	XLSR
Account Value	$ 18,549	18,033	17,296	18,113	17,637	16,838	16,632	15,929	14,634	15,008	15,774	16,101	15,656	14,615	14,558	14,460	14,248	14,609	13,984	14,714	14,006	12,857	14,113	14,629	13,521	14,845	14,753		15,999	15,472		15,865	16,567	15,813	15,909	15,116		15,976	15,451	15,184	15,001	14,776	13,972	13,693		13,482	13,750	13,331	11,988	12,387	12,764	11,712	11,139	10,895	10,461	9,416	10,546	11,485	11,419	11,057	10,644	10,408	10,301	10,332	10,237	9,576	10,219	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,501	9,411	9,255	9,494	9,407	9,542	9,569	9,216	8,817	8,958	9,191	9,251	9,257	9,290	9,392	9,336	9,105	9,346	9,067	9,108	8,785	8,901	9,302	9,573	9,572	9,344	9,493		9,432	9,804	10,085
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,431	11,324	11,136	11,424	11,320	11,482	11,514	11,089	10,609	10,779	11,060	11,131	11,139	11,179	11,302	11,234	10,955	11,246	10,910	10,960	10,571	10,710	11,193	11,519	11,244	11,423	11,350		11,798	12,135		12,272	12,542	12,574	12,537	12,541		12,650	12,674	12,534	12,447	12,406	12,309	12,465		12,647	12,739	12,721	12,597	12,654	12,661	12,764	12,576	12,497	12,439	12,222	12,294	12,077	11,849	11,857	11,863	11,828	11,891	11,591	11,565	11,422	11,223		11,220	11,008	11,015	10,899	10,702	10,639	10,724	10,793	10,724	10,722	10,734	10,659	10,738	10,670	10,772	10,898	10,848	10,862	10,855	10,908	10,810	10,764	10,775	10,693	10,611	10,616	10,546	10,524	10,510	10,765	10,847	10,854	10,866	10,798	10,607	10,604		10,564	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312		10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 9,703	9,532	9,408	9,652	9,599	9,721	9,857	9,464	9,010	9,119	9,393	9,523	9,458	9,459	9,647	9,605	9,310	9,631	9,325	9,274	8,858	8,919	9,402	9,788	9,584	9,902	9,875		10,448	10,776		10,905	11,134	11,149	11,182	11,209		11,412	11,459	11,309	11,409	11,303	11,162	11,381		11,581	11,683	11,529	11,323	11,312	11,353	11,370	11,019	10,922	10,874	10,665	10,909	10,836	10,700	10,637	10,719	10,648	10,757	10,543	10,572	10,343	10,205		10,235	10,109	10,167	10,015	9,816	9,786	9,896	9,982	9,972	9,988	10,033	10,110	10,274	10,166	10,257	10,136	10,101	9,990	10,028	10,119	10,020	9,854	9,863	9,713	9,604	9,590	9,545	9,438	9,482	9,874	10,156	10,100	10,150	10,074	9,788	9,921	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,788	10,595	10,419	10,689	10,591	10,743	10,772	10,375	9,926	10,085	10,348	10,414	10,422	10,459	10,574	10,510	10,250	10,522	10,208	10,254	9,890	10,020	10,473	10,777	10,520	10,688	10,619		11,038	11,354		11,482	11,735	11,765	11,730	11,733		11,836	11,858	11,727	11,645	11,607	11,516	11,662		11,833	11,918	11,902	11,786	11,839	11,846	11,942	11,766	11,693	11,639	11,435	11,503	11,300	11,086	11,094	11,100	11,066	11,126	10,845	10,821	10,687	10,500		10,497	10,300	10,306	10,197	10,013	9,954	10,033	10,098	10,034	10,031	10,043	9,973	10,047	9,983	10,079	10,196	10,149	10,163	10,156	10,205	10,114	10,071	10,081	10,004	9,928	9,933	9,867	9,847	9,833	10,072	10,149	10,155	10,166	10,103	9,924	9,921	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,120	11,017	10,834	11,115	11,013	11,171	11,202	10,789	10,321	10,487	10,760	10,829	10,837	10,876	10,995	10,929	10,658	10,941	10,615	10,663	10,285	10,419	10,890	11,207	10,939	11,114	11,043		11,478	11,806		11,939	12,202	12,233	12,197	12,201		12,307	12,331	12,194	12,109	12,070	11,975	12,127		12,304	12,393	12,376	12,256	12,311	12,318	12,418	12,235	12,159	12,102	11,891	11,961	11,750	11,528	11,536	11,542	11,507	11,569	11,277	11,252	11,112	10,918		10,916	10,710	10,716	10,604	10,412	10,351	10,433	10,501	10,433	10,431	10,444	10,370	10,447	10,381	10,480	10,602	10,554	10,567	10,561	10,467	10,517	10,472	10,483	10,403	10,323	10,328	10,260	10,239	10,225	10,473	10,553	10,560	10,571	10,505	10,319	10,316		10,277	10,184	10,112	9,975	10,007	10,034	10,032	9,965	9,979	9,910	10,019	10,043	10,080	10,033	$ 10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,091	9,006	8,856	9,085	9,002	9,131	9,156	8,819	8,437	8,572	8,795	8,852	8,858	8,890	8,988	8,934	8,712	8,943	8,677	8,716	8,407	8,517	8,902	9,160	8,942	9,084	9,026		9,382	9,650		9,759	9,974	10,000	9,970	9,973	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,710	9,116	8,964	9,197	9,113	9,243	9,269	8,927	8,540	8,677	8,903	8,961	8,967	8,999	9,098	9,043	8,819	9,053	8,783	8,823	8,510	8,621	9,011	9,273	9,052	9,196	9,137	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,063	9,054	8,903	9,133	9,050	9,179	9,205	8,865	8,481	8,617	8,842	8,899	8,905	8,937	9,035	8,981	8,758	8,991	8,722	8,762	8,451	8,562	8,949	9,209	8,989	9,133	9,074		9,432	9,702		9,811	10,027	10,053	10,023	10,026		10,113	10,133	10,021	9,951	9,918	9,841	9,965	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,219	10,123	9,954	10,212	10,118	10,263	10,292	9,912	9,483	9,635	9,886	9,950	9,957	9,992	10,102	10,041	9,793	10,052	9,752	9,797	9,449	9,573	10,005	10,296	10,051	10,211	10,146		10,546	10,847		10,969	11,211	11,240	11,207	11,210		11,308	11,329	11,204	11,126	11,090	11,003	11,142		11,305	11,387	11,371	11,260	11,311	11,317	11,409	11,241	11,171	11,119	10,925	10,990	10,795	10,592	10,599	10,604	10,572	10,629	10,361	10,338	10,209	10,032	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 21,938	21,538	20,698	21,424	20,767	19,933	19,888	18,897	17,298	17,894	18,680	19,232	18,524	17,503	17,717	17,494	17,074	17,562	16,357	17,011	15,808	14,892	16,483	17,089	15,950	17,456	17,446		18,951	18,572		19,007	20,047	19,281	19,813	18,894		19,679	19,203	19,107	18,879	18,601	17,828	17,377		16,927	16,957	16,154	14,339	14,656	15,125	14,261	13,557	13,137	12,559	11,313	13,215	14,393	14,586	14,087	13,744	13,376	13,101	13,440	13,400	12,590	13,392		12,963	12,831	12,483	11,544	12,445	12,271	13,313	13,291	13,170	12,815	12,893	12,843	12,724	12,967	13,531	12,839	12,633	12,390	12,145	12,103	11,849	11,533	11,465	11,241	11,062	10,933	10,640	10,359	10,141	10,032	10,230	10,156	10,122	9,690	9,761	9,741		9,590	8,915	8,962	9,561	9,743	9,803	9,114	9,459	10,139	10,081	10,309	10,302	10,027	10,161		9,623	9,775	9,939	9,794	9,717	10,074	9,846	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349		11,797	12,134		12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463		12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,422	11,222		11,219	11,008	11,014	10,899	10,702	10,639	10,723	10,793	10,724	10,721	10,734	10,659	10,738	10,670	10,772	10,897	10,847	10,862	10,855	10,758	10,810	10,764	10,775	10,692	10,611	10,616	10,545	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,603		10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312		10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349		11,797	12,134		12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463		12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,422	11,222		11,219	11,008	11,014	10,899	10,702	10,639	10,723	10,793	10,724	10,721	10,734	10,659	10,738	10,670	10,772	10,897	10,847	10,862	10,855	10,758	10,810	10,764	10,775	10,692	10,611	10,616	10,545	10,524	10,509	10,765	10,847	10,854	10,866	10,798	10,607	10,604		10,564	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312		10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349		11,797	12,134		12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463		12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,422	11,222		11,219	11,008	11,014	10,899	10,702	10,639	10,723	10,793	10,724	10,721	10,734	10,659	10,738	10,670	10,772	10,897	10,847	10,862	10,855	10,758	10,810	10,764	10,775	10,692	10,611	10,616	10,545	10,524	10,509	10,765	10,847	10,854	10,866	10,798	10,607	10,604		10,564	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312		10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,779	20,059	19,112	19,926	19,304	18,326	18,023	17,240	15,797	16,136	16,944	17,218	16,683	15,649	15,581	15,341	14,798	15,168	14,271	15,144	14,342	13,268	14,614	15,235	13,949	15,204	15,176		16,626	16,031		16,526	17,428	16,680	16,797	15,697		16,462	15,977	15,606	15,250	15,144	14,377	13,774		13,404	13,541	13,039	11,753	12,074	12,551	11,709	11,084	10,868	10,374	9,195	10,491	11,432	11,437	11,102	10,713	10,486	10,293	10,459	10,310	9,632	10,285	$ 10,000
SPDR ETFs Index: SPDR Blackstone High Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPDR Blackstone High Income Composite Index
Account Value	$ 11,266	11,192	11,078	11,100	10,987	10,922	10,884	10,601	10,303	10,369	10,380	10,304	10,166	9,972	10,026	9,928	9,875	9,910	9,595	9,611	9,466	9,288	9,589	9,632	9,254	9,689	9,802		9,974	10,017	$ 10,000
SPDR ETFs Index: Markit iBoxx USD Liquid Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid Leveraged Loan Index
Account Value	$ 13,717	13,686	13,579	13,485	13,360	13,214	13,197	12,984	12,844	12,873	12,796	12,672	12,529	12,256	12,323	12,192	12,148	12,113	11,803	11,719	11,604	11,440	11,727	11,606	11,285	11,596	11,905		11,937	11,937		12,025	12,017	11,915	12,008	12,012		11,926	11,862	11,914	11,909	11,852	11,821	11,877		11,813	11,694	11,602	11,289	11,299	11,316	11,162	10,945	10,985	10,642	10,349	11,460	11,684	11,669	11,478	11,391	11,422	11,351	11,416	11,293	11,265	11,365		11,153	11,187	10,972	10,641	10,961	11,103	11,151	11,070	11,022	10,912	10,911	10,913	10,866	10,844	10,846	10,709	10,677	10,681	10,615	10,580	10,632	10,552	10,595	10,555	10,514	10,553	10,482	10,499	10,391	10,362	10,337	10,290	10,221	10,045	10,083	10,036		9,841	9,537	9,577	9,615	9,714	9,841	9,815	9,884	10,003	10,055	10,130	10,140	10,055	10,038		9,918	9,881	9,990	9,944	9,878	9,992	9,961	10,000
SPDR ETFs Index: Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 15,043	14,089	13,933	13,854	13,780	13,628	13,584	13,322	13,158	13,159	13,054	12,901	12,765	12,436	12,494	12,352	12,363	12,348	12,348	12,348	12,158	11,961	12,313	12,171	11,809	12,144	12,455		12,471	12,443		12,511	12,494	12,391	12,449	12,449		12,371	12,298	12,329	12,314	12,245	12,191	12,226		12,186	12,067	11,940	11,627	11,672	11,671	11,520	11,273	11,295	10,921	10,575	11,532	11,760	11,734	11,539	11,453	11,476	11,396	11,443	11,325	11,305	11,381		11,148	11,202	10,982	10,605	10,950	11,072	11,091	11,017	10,962	10,866	10,865	10,864	10,821	10,792	10,785	10,671	10,637	10,630	10,570	10,536	10,558	10,477	10,500	10,454	10,412	10,418	10,366	10,331	10,199	10,181	10,259	10,253	10,264	10,098	10,114	10,052		9,822	9,522	9,543	9,584	9,703	9,805	9,804	9,900	9,993	10,028	10,116	10,110	10,037	10,018		9,875	9,855	9,998	9,962	9,902	9,998	9,975	10,000
SPDR ETFs Index: JP Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value	$ 13,516	13,392	13,200	13,318	13,186	13,092	13,016	12,628	12,185	12,335	12,432	12,488	12,367	12,235	12,306	12,199	12,098	12,295	11,932	11,751	11,161	11,395	11,848	11,827	11,704	12,073	12,145		12,400	12,725		13,372	13,600	13,545	13,620	13,683		13,775	13,679	13,649	13,536	13,449	13,369	13,455		13,468	13,477	13,282	12,938	12,905	12,967	12,851	12,560	12,223	11,763	11,300	12,772	12,773	12,580	12,459	12,412	12,307	12,230	12,215	12,106	11,846	11,788		11,697	11,549	11,426	11,124	11,045	11,062	11,129	11,024	11,144	10,985	11,032	11,109	11,183	11,204	11,319	11,311	11,275	11,271	11,233	11,126	11,088	11,001	10,979	10,909	10,788	10,754	10,606	10,476	10,395	10,615	10,616	10,600	10,462	10,299	10,118	10,097	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Index
Account Value	$ 11,205	11,143	11,062	11,100	11,055	11,093	11,050	10,918	10,793	10,758	10,765	10,725	10,680	10,723	10,755	10,718	10,565	10,645	10,559	10,538	10,451	10,465	10,595	10,681	10,624	10,698	10,633		10,692	10,840		10,889	10,967	10,984	10,993	11,029		11,038	11,038	11,019	11,035	11,022	11,013	11,019		11,026	11,021	11,007	10,996	10,997	10,997	10,996	10,979	10,964	10,943	10,884	10,840	10,752	10,692	10,668	10,667	10,631	10,636	10,553	10,557	10,499	10,426		10,403	10,335	10,319	10,277	10,198	10,168	10,158	10,165	10,129	10,123	10,125	10,087	10,097	10,081	10,090	10,117	10,114	10,136	10,138	10,117	10,129	10,103	10,107	10,090	10,072	10,066	10,050	10,031	10,025	10,065	10,068	10,056	10,066	10,064	10,004	10,010	$ 10,000
SPDR ETFs Index: SPDR Loomis Sayles Oppurtunistic Bond Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPDR Loomis Sayles Oppurtunistic Bond Composite Index
Account Value	$ 10,044	9,979	9,836	9,970	9,855	9,906	9,895	9,566	9,159	9,266	9,398	9,403	9,327	9,223	9,315	9,237	9,079	9,247	8,930	8,954	8,652	8,617	8,989	9,149	8,826	9,157	9,159		9,497	9,645		9,781	10,011	9,952	9,976	9,961	$ 10,000
SPDR ETFs Index: Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Account Value	$ 10,378	10,239	10,308	10,425	10,425	10,416	10,460	10,252	9,747	9,795	10,039	10,153	10,111	10,033	10,130	10,158	9,956	10,158	9,920	9,868	9,510	9,552	9,873	10,057	9,820	9,912	9,768	$ 10,000
SPDR ETFs Index: Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Account Value	$ 9,826	9,694	9,760	9,871	9,871	9,862	9,903	9,707	9,229	9,274	9,505	9,613	9,574	9,499	9,591	9,618	9,426	9,618	9,392	9,343	9,004	9,044	9,348	9,522	9,298	9,385	9,249		9,464	9,742		9,774	10,038	10,022	9,964	9,996		10,063	10,085	10,005	9,991	9,977	9,910	9,860	$ 10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349		11,797	12,134		12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463		12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,422	11,222		11,219	11,008	11,014	10,899	10,702	10,639	10,723	10,793	10,724	10,721	10,734	10,659	10,738	10,670	10,772	10,897	10,847	10,862	10,855	10,758	10,810	10,764	10,775	10,692	10,611	10,616	10,545	10,524	10,509	10,765	10,847	10,854	10,866	10,797	10,607	10,603		10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312		10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
SPDR ETFs Index: Bloomberg U.S. Long Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Bond Index
Account Value	$ 11,778	11,651	11,331	11,986	11,798	12,093	12,281	11,382	10,358	10,846	11,564	11,838	11,967	11,877	12,210	12,124	11,613	12,219	11,464	11,625	10,751	11,173	12,184	12,744	12,282	12,659	12,699		14,001	14,573		14,952	15,723	15,853	15,643	15,392		15,760	15,808	15,380	14,852	14,733	14,450	14,993		15,649	16,129	16,161	15,612	15,862	15,885	16,503	15,672	15,432	15,418	14,753	15,202	14,616	13,890	14,050	14,039	14,047	14,321	13,275	13,179	12,823	12,315		12,365	11,810	11,875	11,615	11,201	11,139	11,525	11,707	11,608	11,579	11,652	11,520	11,748	11,557	11,935	12,184	11,958	11,895	11,848	11,587	11,699	11,669	11,581	11,352	11,179	11,241	11,039	11,005	10,926	11,602	11,941	12,093	12,097	11,796	11,243	11,207		11,071	10,766	10,535	10,318	10,400	10,458	10,416	10,332	10,416	10,194	10,583	10,763	11,029	10,970		11,353	10,670	10,499	10,326	10,104	10,365	10,035	10,000
SPDR ETFs Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,021	23,542	22,534	23,403	22,673	21,750	21,492	20,486	18,730	19,290	20,160	20,653	19,982	18,842	19,032	18,704	18,144	18,590	17,362	18,132	16,953	15,817	17,438	18,199	16,861	18,460	18,446		20,117	19,580		20,088	21,210	20,340	20,796	19,681		20,534	20,035	19,683	19,394	19,118	18,268	17,680		17,238	17,411	16,703	14,809	15,278	15,824	14,833	14,156	13,791	13,155	11,860	13,669	14,931	15,022	14,585	14,190	13,838	13,550	13,833	13,764	12,913	13,704		13,235	13,063	12,682	11,766	12,735	12,592	13,590	13,514	13,349	12,945	12,951	12,870	12,724	13,008	13,569	12,889	12,717	12,447	12,216	12,199	11,932	11,653	11,609	11,368	11,202	11,084	10,785	10,531	10,285	10,139	10,340	10,285	10,277	9,861	9,973	9,917		9,763	9,142	9,211	9,797	9,972	10,022	9,286	9,642	10,325	10,143	10,384	10,349	10,112	10,272		9,704	9,883	10,045	9,848	9,784	10,057	9,840	10,000
SPDR ETFs Index: Bloomberg U.S. Government Inflation-Linked Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Inflation-Linked Bond Index
Account Value	$ 12,096	12,005	11,794	12,004	11,907	12,035	12,017	11,696	11,378	11,472	11,698	11,809	11,802	11,836	11,979	11,971	11,631	11,794	11,572	11,695	11,475	11,332	12,167	12,504	11,961	12,370	12,522		12,802	13,054		12,947	13,241	13,199	13,068	12,915		13,017	13,044	12,688	12,599	12,446	12,264	12,297		12,527	12,492	12,352	12,207	12,291	12,337	12,214	11,912	11,777	11,748	11,415	11,622	11,451	11,199	11,164	11,144	11,117	11,283	10,998	10,955	10,868	10,676		10,642	10,440	10,443	10,299	10,242	10,188	10,350	10,468	10,392	10,446	10,400	10,358	10,364	10,249	10,361	10,453	10,349	10,330	10,307	10,190	10,258	10,215	10,316	10,320	10,258	10,263	10,208	10,120	10,135	10,344	10,394	10,342	10,387	10,284	10,064	10,140		10,101	9,915	9,799	9,651	9,734	9,742	9,712	9,778	9,862	9,832	9,940	10,032	9,963	10,012		10,144	9,819	9,920	9,890	9,795	10,066	10,011	10,000
SPDR ETFs Index: DBIQ Optimum Yield Diversified Commodity Index Excess Return
Account Value [Line Items]
Line Graph and Table Measure Name	DBIQ Optimum Yield Diversified Commodity Index Excess Return
Account Value	$ 9,069	9,098	9,194	9,062	8,711	8,886	8,786	9,171	9,373	9,583	9,487	9,546	8,830	8,621	9,218	9,331	9,388	9,805	9,771	10,042	9,975	9,496	10,270	10,406	10,592	11,391	11,009		10,364	9,457		8,876	8,224	7,707	8,463	7,987		7,603	7,726	7,601	7,329	7,066	6,529	6,598		5,978	5,770	5,484	4,981	5,141	5,298	5,076	4,825	4,635	4,272	4,418	5,325	5,719	6,263	5,906	5,937	5,818	5,767	6,080	6,133	5,913	6,278		6,214	6,245	6,070	5,663	5,939	6,597	6,972	6,755	6,723	6,891	7,028	6,861	6,616	6,482	6,685	6,502	6,315	6,256	6,019	5,903	5,869	5,652	5,708	5,806	5,953	6,154	6,146	6,182	5,961	5,837	5,868	5,614	5,581	5,966	5,744	5,662		5,175	4,952	4,981	5,189	5,515	5,904	5,862	6,113	6,121	6,970	6,849	7,061	6,593	7,033		6,750	7,080	7,759	8,488	8,816	9,476	9,574	10,000
SPDR ETFs Index: Bloomberg US Treasury Bellwether 3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Bellwether 3 Month Index
Account Value	$ 11,653	$ 11,606	$ 11,550	$ 11,500	$ 11,448	$ 11,401	$ 11,352	$ 11,299	$ 11,249	$ 11,197	$ 11,148	$ 11,097	$ 11,050	$ 11,000	$ 10,954	$ 10,916	$ 10,869	$ 10,832	$ 10,796	$ 10,755	$ 10,719	$ 10,700	$ 10,676	$ 10,657	$ 10,651	$ 10,649	$ 10,641		$ 10,640	$ 10,636		$ 10,635	$ 10,635	$ 10,635	$ 10,634	$ 10,635		$ 10,634	$ 10,634	$ 10,633	$ 10,634	$ 10,634	$ 10,633	$ 10,633		$ 10,632	$ 10,631	$ 10,629	$ 10,628	$ 10,627	$ 10,626	$ 10,626	$ 10,623	$ 10,622	$ 10,622	$ 10,621	$ 10,589	$ 10,573	$ 10,559	$ 10,544	$ 10,532	$ 10,510	$ 10,491	$ 10,471	$ 10,451	$ 10,427	$ 10,404		$ 10,384	$ 10,362	$ 10,344	$ 10,322	$ 10,302	$ 10,282	$ 10,263	$ 10,247	$ 10,230	$ 10,213	$ 10,197	$ 10,181	$ 10,167	$ 10,153	$ 10,143	$ 10,130	$ 10,119	$ 10,110	$ 10,101	$ 10,091	$ 10,083	$ 10,074	$ 10,065	$ 10,060	$ 10,053	$ 10,052	$ 10,048	$ 10,043	$ 10,039	$ 10,037	$ 10,034	$ 10,029	$ 10,027	$ 10,025	$ 10,021	$ 10,020		$ 10,017	$ 10,011	$ 10,008	$ 10,009	$ 10,006	$ 10,005	$ 10,006	$ 10,004	$ 10,003	$ 10,003	$ 10,003	$ 10,003	$ 10,002	$ 10,003		$ 10,003	$ 10,002	$ 10,002	$ 10,002	$ 10,001	$ 10,001	$ 10,001	$ 10,000